FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	June 30, 2025
	Unaudited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	3,620	-	3,620

Total financial assets	$-	$3,620	$-	$3,620

Liabilities:
Earn-out considerations	-	-	43,970	43,970

Total financial liabilities	$-	$-	$43,970	$43,970

	December 31, 2024
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
DPI Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

Schedule of Fair Value Measured On Recurring Basis
Fair value at the beginning of the period	$9,018
Expense from changes in fair value	3,765
Business combination (See Note 15)	31,187
Fair value at the end of the period	$43,970